Deferred Revenue - Schedule of Deferred Revenue (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue Recognition and Deferred Revenue [Abstract]
Current portion of deferred revenue	$ 73,289	$ 71,050	$ 44,179
Long-term portion of deferred revenue	$ 3,461	3,084	2,133
Total		$ 74,134	$ 46,312